Business Segment Information (Tables)	9 Months Ended
Sep. 30, 2016
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	NorthAmerica Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended September 30, 2016
Revenue external customers	$3.300.374	$675.331	$427.224	$191.670	$4.594.599	$3.642	$4.598.241
Inter - segment revenue	888	-	8	50	946	(946)	-
Revenue	3.301.262	675.331	427.232	191.720	4.595.545	2.696	4.598.241
Operating income	536.187	125.240	84.703	20.032	766.162	(96.220)	669.942
Depreciation and amortization	(108.460)	(30.636)	(12.474)	(4.663)	(156.233)	(40.358)	(196.591)
Income (loss) from equity method investees	26.164	1.200	1.163	504	29.031	-	29.031
Capital expenditures, acquisitions and investments	192.340	41.881	20.627	13.714	268.562	55.701	324.263

Three months ended September 30, 2015
Revenue external customers	$3.012.532	$658.875	$377.981	$175.573	$4.224.961	$6.390	$4.231.351
Inter - segment revenue	1.646	-	2	148	1.796	(1.796)	-
Revenue	3.014.178	658.875	377.983	175.721	4.226.757	4.594	4.231.351
Operating income	515.465	129.822	67.552	(8.170)	704.669	(91.139)	613.530
Depreciation and amortization	(100.842)	(28.207)	(11.070)	(2.326)	(142.445)	(37.393)	(179.838)
Income (loss) from equity method investees	6.873	1.101	652	411	9.037	-	9.037
Capital expenditures, acquisitions and investments	140.126	53.235	9.530	14.144	217.035	77.667	294.702

Nine months ended September 30, 2016
Net revenue external customers	$9.511.885	$1.982.453	$1.198.315	$519.888	$13.212.541	$11.517	$13.224.058
Inter - segment revenue	3.024	-	18	148	3.190	(3.190)	-
Revenue	9.514.909	1.982.453	1.198.333	520.036	13.215.731	8.327	13.224.058
Operating Income	1.485.502	394.583	224.671	47.178	2.151.934	(300.611)	1.851.323
Depreciation and amortization	(317.674)	(89.816)	(36.073)	(12.511)	(456.074)	(116.509)	(572.583)
Income (loss) from equity method investees	57.103	1.859	936	1.175	61.073	-	61.073
Total assets	17.998.260	3.669.248	1.956.653	751.451	24.375.612	2.282.873	26.658.485
thereof investments in equity method investees	330.686	238.947	112.555	27.626	709.814	-	709.814
Capital expenditures, acquisitions and investments (1)	741.879	145.651	38.482	29.532	955.544	179.066	1.134.610

Nine months ended September 30, 2015
Net revenue external customers	$8.729.595	$1.955.537	$1.107.119	$576.145	$12.368.396	$21.618	$12.390.014
Inter - segment revenue	4.472	-	20	392	4.884	(4.884)	-
Revenue	8.734.067	1.955.537	1.107.139	576.537	12.373.280	16.734	12.390.014
Operating Income	1.283.782	405.320	219.098	25.398	1.933.598	(268.705)	1.664.893
Depreciation and amortization	(298.911)	(85.349)	(33.505)	(11.375)	(429.140)	(107.511)	(536.651)
Income (loss) from equity method investees	15.383	3.983	1.848	824	22.038	-	22.038
Total assets (2),(3)	16.944.472	3.437.731	1.752.893	616.199	22.751.295	2.400.678	25.151.973
thereof investments in equity method investees	291.323	238.542	111.784	26.050	667.699	-	667.699
Capital expenditures, acquisitions and investments (4)	427.529	125.419	33.465	25.045	611.458	201.586	813.044

(1) North America, EMEA, Latin America and Asia Pacific acquisitions exclude $9,130, $91,813, $4,999 and $4,860 respectively of non-cash acquisitions for 2016.
(2) At September 30, 2015 debt issuance costs in the amount of $53,156 have been reclassified from Prepaid expenses and other current assets and Other assets to Long-term debt and capital lease obligations to conform to the current year´s presentation.
(3) Deferred taxes which were classified as current at September 30, 2015 have been reclassified to noncurrent in accordance with Accounting Standards Update 2015-17, Income Taxes (Topic 740) Balance Sheet Classification of Deferred Taxes. Deferred taxes previously recorded in 2015 within current assets and liabilities have been reclassified to noncurrent assets and liabilities in the amount of $242,169 and $34,671, respectively. As a result of deferred tax netting, noncurrent assets and liabilities were then adjusted in the amount of $209,094.
(4) North America, EMEA, Asia-Pacific, Latin America and Corporate acquisitions and investments exclude $2,600, $21,195, $36,273, $246 and $7,926, respectively, of non-cash acquisitions and investments for 2015.